Related Party Transactions (Details) € in Thousands								1 Months Ended	3 Months Ended		6 Months Ended			12 Months Ended
	Jun. 30, 2026 USD ($)	May 22, 2026 shares	Jan. 31, 2026 shares	Dec. 31, 2025 USD ($) shares	Jun. 30, 2025 USD ($)	Nov. 13, 2024 shares	Aug. 24, 2024 shares	Mar. 31, 2026 USD ($) shares	Jun. 30, 2026 USD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2026 USD ($) shares	Jun. 30, 2026 EUR (€) shares	Jun. 30, 2025 USD ($)	Dec. 31, 2025 USD ($) shares	Dec. 31, 2024 USD ($) shares	Aug. 01, 2025 USD ($)	Aug. 01, 2025 EUR (€)
Related Party Transactions (Details) [Line Items]
Cost of revenues									$ 314,998,000		$ 641,320,000			$ 11,652,662
Accounts receivable	$ 9,332,000			$ 11,710,000					9,332,000		9,332,000			11,710,000
Monthly payment											75,000
Outstanding balance											10,000
Due from related parties	1,308,000			$ 1,299,000					1,308,000		$ 1,308,000			1,299,000
Issuance of shares (in Shares) | shares		6,924,700	1,000,000	1,500,000				100,000			200,000	200,000
Dividend paid											$ 601,000
Obligation	685,000			$ 706,000
Other Receivables Related Party	414,000			427,000					414,000		414,000			427,000		$ 414,000	€ 363
Property consideration (in Euro) | €												€ 363
Additional transaction
Charges for services											12,000
Wages and benefits									731,000	36,000	1,472,000		72,000	1,026,034	144,000
Borrow Loan					$ 500,000
Accounts receivable	116,395,000			32,528,000					116,395,000		116,395,000			32,528,000
Accounts payable	112,846,000			34,441,000					112,846,000		112,846,000			34,441,000
Business Combination, Recognized Identifiable Assets Acquired And Liabilities Assumed, Other Receivable - Related Party				417,095										417,095
Settlement of related party liabilities, Value										675,700
Common and preferred stock issued for cash and acquisition Share (in Shares) | shares							1,000,000
Proceeds from Issuance of Common Stock								$ 200,000			220,000		85,000
Chief Executive Officer - Accrued Salaries
Related Party Transactions (Details) [Line Items]
Wages and benefits									36,000	$ 36,000	72,000		$ 72,000
Related party advances and accruals	648,000			576,000					648,000		648,000			576,000	432,000
SKY PLL OU
Related Party Transactions (Details) [Line Items]
Related party advances and accruals				10,000										10,000
Short-term advances, related party											0			10,000
Board of Directors [Member]
Related Party Transactions (Details) [Line Items]
Related party advances and accruals	0			10,000					0		0			10,000
Short-term advances, related party											10,000
Chief Executive Officer
Related Party Transactions (Details) [Line Items]
Salary and Wage, Excluding Cost of Good and Service Sold														144,000
B Holdings OU
Related Party Transactions (Details) [Line Items]
Short-term advances, related party														204,590
Former Chairman and Affiliates
Related Party Transactions (Details) [Line Items]
Related party advances and accruals				0										0	550,700
Total Demand Deposits														125,000	550,700
NNN
Related Party Transactions (Details) [Line Items]
Proceeds from Issuance of Common Stock															1,010,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Cash and Equivalents															4,955
Development Services															$ 145,000
Mexedia SpA [Member]
Related Party Transactions (Details) [Line Items]
Cost of revenues									104,000		121,000
Accounts payable	9,261,000								9,261,000		9,261,000
Mexedia DACMember
Related Party Transactions (Details) [Line Items]
Accounts receivable	9,332,000			11,710,000					9,332,000		9,332,000			11,710,000
Accounts payable	3,683,000								3,683,000		3,683,000
Accounts receivable				9,010,266										9,010,266
Accounts payable				3,168,784										3,168,784
Telvantis [Member]
Related Party Transactions (Details) [Line Items]
Loan obligations	7,247,000			7,277,000					7,247,000		7,247,000			7,277,000
Due from related parties	$ 58,000			$ 58,000					$ 58,000		$ 58,000			$ 58,000
Issuance of shares (in Shares) | shares		1,041,000
Series Quantum Preferred Stock
Related Party Transactions (Details) [Line Items]
Common and preferred stock issued for cash and acquisition Share (in Shares) | shares															1,000,000
Series Quantum Preferred Stock | NNN
Related Party Transactions (Details) [Line Items]
Common and preferred stock issued for cash and acquisition Share (in Shares) | shares						1,000,000								1,000,000	1,000,000
Common Stock
Related Party Transactions (Details) [Line Items]
Issuance of shares (in Shares) | shares											74,700	74,700
Common and preferred stock issued for cash and acquisition Share (in Shares) | shares															5,050,000
Common Stock | NNN
Related Party Transactions (Details) [Line Items]
Common and preferred stock issued for cash and acquisition Share (in Shares) | shares															5,050,000
Mr. Michae [Member]
Related Party Transactions (Details) [Line Items]
Outstanding balance											$ 7,247,000
Note bears interest											5.00%	5.00%
Mr Orlando Taddeo [Member]
Related Party Transactions (Details) [Line Items]
Ownership percentage	100.00%								100.00%		100.00%